Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2022
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB71.9 million and RMB71.9 million as of March 31, 2021 and 2022.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

	As of March 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and Cash Equivalents	6	1
Prepaid expenses and other current assets	13,801	23,195
Inter-company receivable	-	73,345
Non-current assets
Investment in subsidiary	32,181	1,610
Total assets	45,988	98,151

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	20,380	31,492
Due to related parties	299	289
Other payables and accrued liabilities	131	1,382
Total liabilities	20,810	33,163

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2021 and March 31, 2022
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2021 and 8,267,793 shares as at March 31, 2022	4	5
Additional paid-in capital	73,217	152,236
Accumulated deficit	(49,444)	(88,277)
Accumulated other comprehensive income	1,401	1,024
Total shareholders’ equity	25,178	64,988
Total liabilities and shareholders’ equity	45,988	98,151

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB

Loss from equity method investments	(18,581)	(12,618)	(32,350)
Operating expenses	(3,120)	(4,009)	(6,483)
Net loss	(21,701)	(16,627)	(38,833)
Foreign currency translation difference	(837)	1,868	(377)
Comprehensive loss	(22,538)	(14,759)	(39,210)

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB

CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(21,701)	(16,627)	(38,833)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	18,581	12,618	32,350
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,333)	(8,424)	(1,173)
Inter-company balances (i)	5,437	12,206	8,000
Related parties	16	(23)	-
Other payables and accrued liabilities	-	131	1,269
Net cash used in operating activities	-	(119)	1,613
Effect of exchange rate changes on cash and cash equivalent and restricted cash		125	(1,618)
Net change in cash and cash equivalent	-	6	(5)
Cash and cash equivalents, beginning of year	-	-	6
Cash and cash equivalents, end of year	-	6	1

(i)	For the year ended March 31, 2022, UTime HK received the IPO proceeds of RMB88.2 million and made down payment for financing services of RMB19 million on behalf of UTime Limited.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2021 and 2022, respectively.